Condensed Balance Sheet - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 1,516,519	$ 605,009
Prepaid expenses	329,123	321,174
Total Current Assets	1,845,642	926,183
Cash held in Trust Account	690,006,239	690,000,000
Total assets	691,851,881	690,926,183
Current liabilities
Accounts payable and accrued expenses	4,238,716	900,390
Convertible note – related party, net of debt discount	1,000,000	0
Advances from related party	1,755	17,703
Total Current Liabilities	5,240,471	918,093
FPA liability	7,017,436	69,874,782
Conversion option liability	1,237,561	0
Warrant liabilities	47,518,731	149,920,186
Deferred underwriting fee payable	24,150,000	24,150,000
Total liabilities	85,164,199	244,863,061
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 69,000,000 and 44,106,311 shares at March 31, 2021 and December 31, 2020 at $10.00 per share, respectively	690,000,000	441,063,112
Shareholders' (Deficit) Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding
Additional paid-in capital	0	190,771,666
Accumulated deficit	(83,314,043)	(185,775,870)
Total Shareholders' (Deficit) Equity	(83,312,318)	5,000,010
Total Liabilities and Shareholders' (Deficit) Equity	691,851,881	690,926,183
Common Class A [Member]
Shareholders' (Deficit) Equity
Common Stock,Value	0	2,489
Total Shareholders' (Deficit) Equity		2,489
Common Class B [Member]
Shareholders' (Deficit) Equity
Common Stock,Value	1,725	1,725
Total Shareholders' (Deficit) Equity	$ 1,725	$ 1,725